Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	$ 230,048.5	$ 275,822.4
Financing Cash Flow	(34,381.1)	(30,578.0)
Non-cash changes Foreign Exchange Movement	1,105.5	(9,113.6)
Non-cash changes Other Changes	(6,029.2)	(6,082.3)
Balance as of December 31, 2017	190,743.7	230,048.5
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	63,766.8	57,958.2
Financing Cash Flow	23,923.0	10,394.3
Non-cash changes Foreign Exchange Movement	1,064.9	(4,585.7)
Balance as of December 31, 2017	88,754.7	63,766.8
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	16,080.6	26,670.6
Financing Cash Flow	(279.2)	(2,872.3)
Non-cash changes Foreign Exchange Movement	423.5	(1,609.0)
Non-cash changes Other Changes	(6,035.9)	(6,108.7)
Balance as of December 31, 2017	10,189.0	16,080.6
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	150,201.1	191,193.6
Financing Cash Flow	(58,024.9)	(38,100.0)
Non-cash changes Foreign Exchange Movement	(382.9)	(2,918.9)
Non-cash changes Other Changes	6.7	26.4
Balance as of December 31, 2017	$ 91,800.0	$ 150,201.1